UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6310

Greenwich Street Series Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

GREENWICH STREET SERIES FUND

Intermediate High Grade Portfolio

Appreciation Portfolio

Fundamental Value Portfolio

FORM N-Q

MARCH 31, 2005

INTERMEDIATE HIGH GRADE PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS - 28.0%
	U.S. Treasury Notes:
$ 200,000	6.750% due 5/15/05	$201,008
150,000	6.500% due 10/15/06	156,311
150,000	6.125% due 8/15/07	157,740
150,000	5.500% due 5/15/09	158,063

	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $670,175)	673,122

U.S. GOVERNMENT AGENCIES - 23.7%
125,000	Federal Home Loan Bank, Bonds, 5.125% due 3/6/06	126,741
400,000	Federal Home Loan Mortgage Corp., Notes, 6.875% due 9/15/10	444,751

	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost - $525,220)	571,492

FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS & NOTES - 43.0%
Banks/ Savings & Loans - 8.9%
100,000	A+	Bank of America Corp., Jr. Sub. Notes, 7.800% due 2/15/10	113,313
100,000	AA-	Wells Fargo & Co., Sr. Notes, 5.125% due 2/15/07	101,821

			215,134

Computers - 4.3%
100,000	A+	International Business Machines Corp., Sr. Notes, 5.400% due 10/1/08	103,440

Cosmetics & Toiletries - 4.6%
100,000	AA-	The Procter & Gamble Co., Notes, 6.875% due 9/15/09	109,567

Diversified Financials - 20.9%
100,000	BBB-	Ford Motor Credit Co., Notes, 7.600% due 8/1/05	101,053
100,000	AAA	General Electric Capital Corp., Notes, Series A, 5.450% due 1/15/13	102,881
100,000	A+	JPMorgan Chase & Co., Sr. Notes, 5.250% due 5/30/07	102,022
100,000	A+	Merrill Lynch & Co., Inc., Notes, Series B, 3.125% due 7/15/08	95,674
100,000	A+	Morgan Stanley, Bonds, 6.100% due 4/15/06	102,047

			503,677

Food & Beverage - 4.3%
100,000	A+	PepsiCo, Inc., Notes, 5.700% due 11/1/08	104,705

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $1,023,737)	1,036,523

MORTGAGE-BACKED SECURITIES - 7.8%
		Federal National Mortgage Association (FNMA):
51,140		7.000% due 1/1/13	53,719
129,765		6.000% due 6/1/13	134,168

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost - $180,819)	187,887

		TOTAL INVESTMENTS - 102.5% (Cost - $2,399,951*)	2,469,024
		Liabilities in Excess of Other Assets - (2.5)%	(59,407)

		TOTAL NET ASSETS - 100.0%	$2,409,617

(a)	All ratings are by Standard & Poor’s Ratings Service.
*	Aggregate cost for federal income tax purposes is substantially the same.

See page 13 for definitions of ratings.

See Notes to Schedules of Investments.

APPRECIATION PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 92.4%
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 0.8%
151,675	Fairmont Hotels & Resorts Inc.	$5,026,510
86,000	The Marcus Corp.	1,763,000

		6,789,510

Leisure Equipment & Products - 0.3%
130,000	Hasbro, Inc.	2,658,500

Media - 8.6%
300,900	Comcast Corp., Special Class A Shares (a)	10,050,060
7,600	Dolby Laboratories Inc., Class A Shares (a)	178,600
135,700	Gannett Co., Inc.	10,731,156
146,000	Liberty Media Corp., Class A Shares (a)	1,514,020
102,300	Meredith Corp.	4,782,525
168,700	SBS Broadcasting SA (a)	7,534,142
755,825	Time Warner Inc. (a)	13,264,729
75,000	Tribune Co.	2,990,250
227,157	Viacom Inc., Class B Shares	7,911,878
593,100	The Walt Disney Co.	17,039,763

		75,997,123

Multi-Line Retail - 1.8%
60,000	Costco Wholesale Corp.	2,650,800
266,248	Wal-Mart Stores, Inc.	13,341,687

		15,992,487

Specialty Retail - 1.5%
163,000	Bed Bath & Beyond Inc. (a)	5,956,020
196,000	The Home Depot, Inc.	7,495,040

		13,451,060

	TOTAL CONSUMER DISCRETIONARY	114,888,680

CONSUMER STAPLES - 8.4%
Beverages - 2.2%
151,000	The Coca-Cola Co.	6,292,170
257,380	PepsiCo, Inc.	13,648,861

		19,941,031

Food & Drug Retailing - 0.4%
93,400	Walgreen Co.	4,148,828

Food Products - 3.3%
157,000	Archer-Daniels-Midland Co.	3,859,060
87,000	Dean Foods Co. (a)	2,984,100
106,000	General Mills, Inc.	5,209,900
151,000	H.J. Heinz Co.	5,562,840
43,100	Hershey Foods Corp.	2,605,826
135,700	Wm. Wrigley Jr. Co.	8,897,849

		29,119,575

See Notes to Schedules of Investments.

APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Household Products - 1.8%
105,400	Kimberly-Clark Corp.	$6,927,942
165,500	The Procter & Gamble Co.	8,771,500

		15,699,442

Personal Products - 0.7%
117,980	The Gillette Co.	5,955,630

	TOTAL CONSUMER STAPLES	74,864,506

ENERGY - 9.1%
Energy Equipment & Services - 1.6%
168,500	ENSCO International Inc.	6,345,710
105,900	Schlumberger Ltd.	7,463,832

		13,809,542

Oil & Gas - 7.5%
151,600	BP PLC, Sponsored ADR	9,459,840
154,220	Canadian Natural Resources Ltd.	8,762,781
60,000	Cimarex Energy Co. (a)	2,340,000
208,582	EnCana Corp.	14,688,344
450,718	Exxon Mobil Corp.	26,862,793
120,000	Suncor Energy, Inc.	4,825,200

		66,938,958

	TOTAL ENERGY	80,748,500

EXCHANGE TRADED FUNDS - 3.7%
907,000	iShares MSCI Japan Index Fund	9,514,430
150,000	SPDR Trust Series 1	17,700,000
131,720	streetTRACKS Gold Trust (a)	5,640,250

	TOTAL EXCHANGE TRADED FUNDS	32,854,680

FINANCIALS - 14.9%
Banks - 2.5%
191,000	The Bank of New York Co., Inc.	5,548,550
69,000	Brookline Bancorp, Inc.	1,028,100
256,700	Wells Fargo & Co.	15,350,660

		21,927,310

Diversified Financials - 3.0%
29,000	The Goldman Sachs Group, Inc.	3,189,710
227,040	JPMorgan Chase & Co.	7,855,584
206,400	Merrill Lynch & Co., Inc.	11,682,240
60,000	Morgan Stanley	3,435,000

		26,162,534

Insurance - 7.4%
30,395	American International Group, Inc.	1,684,187
607	Berkshire Hathaway Inc., Class A Shares (a)	52,809,000
58,000	Lincoln National Corp.	2,618,120
242,500	The St. Paul Travelers Cos., Inc.	8,907,025

		66,018,332

See Notes to Schedules of Investments.

APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Real Estate - 2.0%
166,550	Forest City Enterprises, Inc., Class A Shares	$10,625,890
90,400	The St. Joe Co.	6,083,920
27,100	Tejon Ranch Co. (a)	1,208,660

		17,918,470

	TOTAL FINANCIALS	132,026,646

HEALTHCARE - 7.2%
Biotechnology - 2.1%
169,700	Amgen Inc. (a)	9,878,237
52,000	Genentech, Inc. (a)	2,943,720
111,580	IDEXX Laboratories, Inc. (a)	6,043,173

		18,865,130

Healthcare Equipment & Supplies - 0.5%
45,500	C.R. Bard, Inc.	3,097,640
28,800	Medtronic, Inc.	1,467,360

		4,565,000

Pharmaceuticals - 4.6%
65,377	Eli Lilly and Co.	3,406,142
76,000	Hospira, Inc. (a)	2,452,520
253,308	Johnson & Johnson	17,012,165
162,000	Perrigo Co.	3,102,300
523,636	Pfizer Inc.	13,755,918
25,000	Wyeth	1,054,500

		40,783,545

	TOTAL HEALTHCARE	64,213,675

INDUSTRIALS - 17.0%
Aerospace & Defense - 2.3%
220,000	Raytheon Co.	8,514,000
116,000	United Technologies Corp.	11,792,560

		20,306,560

Air Freight & Couriers - 0.9%
111,500	United Parcel Service, Inc., Class B Shares	8,110,510

Building Products - 0.4%
106,000	Masco Corp.	3,675,020

Commercial Services & Supplies - 2.0%
177,000	Automatic Data Processing Inc.	7,956,150
347,400	Waste Management, Inc.	10,022,490

		17,978,640

Electrical Equipment - 0.8%
115,000	American Power Conversion Corp.	3,002,650
58,000	Cooper Industries, Ltd., Class A Shares	4,148,160

		7,150,810

Industrial Conglomerates - 9.7%
387,700	3M Co.	33,222,013

See Notes to Schedules of Investments.

APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 9.7% (continued)
1,038,719	General Electric Co.	$37,456,207
176,000	Honeywell International Inc.	6,548,960
261,500	Tyco International Ltd.	8,838,700

		86,065,880

Road & Rail - 0.9%
185,669	Florida East Coast Industries, Inc.	7,887,219

	TOTAL INDUSTRIALS	151,174,639

INFORMATION TECHNOLOGY -12.0%
Communications Equipment - 1.7%
517,450	Cisco Systems, Inc. (a)	9,257,181
350,000	JDS Uniphase Corp. (a)	584,500
791,000	Lucent Technologies Inc. (a)	2,175,250
197,000	Motorola, Inc.	2,949,090

		14,966,021

Computers & Peripherals - 3.5%
91,000	Dell Inc. (a)	3,496,220
561,000	EMC Corp. (a)	6,911,520
302,000	Hewlett-Packard Co.	6,625,880
115,550	International Business Machines Corp.	10,558,959
140,000	SanDisk Corp. (a)	3,892,000

		31,484,579

Electronic Equipment & Instruments - 0.4%
48,731	Mettler-Toledo International Inc. (a)	2,314,723
352,000	Solectron Corp. (a)	1,221,440

		3,536,163

Internet Software & Services - 0.9%
7,000	Google Inc., Class A Shares (a)	1,263,570
101,000	IAC/InterActiveCorp (a)	2,249,270
120,000	Yahoo! Inc. (a)	4,068,000

		7,580,840

Semiconductor Equipment & Products - 1.8%
1,216,924	Agere Systems Inc., Class A Shares (a)	1,740,201
226,512	Freescale Semiconductor Inc., Class B Shares (a)	3,907,332
367,529	Intel Corp.	8,537,699
86,600	Texas Instruments Inc.	2,207,434

		16,392,666

Software - 3.7%
1,342,236	Microsoft Corp.	32,441,844

	TOTAL INFORMATION TECHNOLOGY	106,402,113

MATERIALS - 5.7%
Chemicals - 3.1%
127,000	The Dow Chemical Co.	6,330,950
224,000	E.I. du Pont de Nemours & Co.	11,477,760

See Notes to Schedules of Investments.

APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Chemicals - 3.1% (continued)
141,800	PPG Industries, Inc.	$10,141,536

		27,950,246

Metals & Mining - 2.1%
178,700	Alcoa Inc.	5,430,693
180,000	Newmont Mining Corp.	7,605,000
41,000	Rio Tinto PLC, Sponsored ADR	5,319,750

		18,355,443

Paper & Forest Products - 0.5%
62,300	Weyerhaeuser Co.	4,267,550

	TOTAL MATERIALS	50,573,239

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
80,500	Verizon Communications Inc.	2,857,750

Wireless Telecommunication Services - 0.2%
45,500	Vodafone Group PLC, Sponsored ADR	1,208,480

	TOTAL TELECOMMUNICATION SERVICES	4,066,230

UTILITIES - 0.9%
Electric Utilities - 0.6%
136,000	Cinergy Corp.	5,510,720

Gas Utilities - 0.2%
30,000	KeySpan Corp.	1,169,100

Multi-Utilities - 0.1%
39,000	NiSource Inc.	888,810

	TOTAL UTILITIES	7,568,630

	TOTAL COMMON STOCK (Cost - $656,640,448)	819,381,538

WARRANTS (a) - 0.0%
Communications Equipment - 0.0%
27,796	Lucent Technologies Inc., Expire 12/10/07 (Cost - $0)	18,623

	SUB-TOTAL INVESTMENTS (Cost - $656,640,448)	819,400,161

FACE AMOUNT
REPURCHASE AGREEMENTS - 12.2%
$40,000,000	Interest in $51,200,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman, Sachs & Co., 2.650% due 4/1/05; Proceeds at maturity - $40,002,944; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Notes, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $40,800,018)	40,000,000

See Notes to Schedules of Investments.

APPRECIATION PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 12.2% (continued)
67,959,000	Interest in $82,262,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services, 2.660% due 4/1/05; Proceeds at maturity - $67,964,021; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.000% due 7/15/05 to 5/12/10; Market value - $69,321,838)	$67,959,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $107,959,000)	107,959,000

	TOTAL INVESTMENTS - 104.6% (Cost - $764,599,448*)	927,359,161
	Liabilities in Excess of Other Assets - (4.6)%	(40,372,415)

	TOTAL NET ASSETS - 100.0%	$886,986,746

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 80.2%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
72,600	BorgWarner, Inc.	$3,534,168

Automobiles - 0.3%
357,300	Fleetwood Enterprises, Inc. (a)(b)	3,108,510

Hotels, Restaurants & Leisure -1.1%
188,000	Carnival Corp.	9,740,280

Internet & Catalog Retail - 0.2%
87,600	IAC/InterActiveCorp (a)(b)	1,950,852

Leisure Equipment & Products - 2.5%
662,500	Hasbro, Inc.	13,548,125
451,800	Mattel, Inc.	9,645,930

		23,194,055

Media - 6.5%
354,200	Comcast Corp., Special Class A Shares (b)	11,830,280
743,300	News Corp., Class B Shares (a)	13,089,513
830,700	Time Warner Inc. (b)	14,578,785
277,300	Viacom Inc., Class B Shares	9,658,359
371,200	The Walt Disney Co. (a)	10,664,576

		59,821,513

Specialty Retail - 1.1%
249,800	The Home Depot, Inc.	9,552,352

	TOTAL CONSUMER DISCRETIONARY	110,901,730

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
144,500	PepsiCo, Inc.	7,662,835

Food & Drug Retailing - 0.8%
376,800	Safeway Inc. (b)	6,982,104

Food Products - 0.5%
106,000	Unilever PLC, Sponsored ADR	4,240,000

	TOTAL CONSUMER STAPLES	18,884,939

ENERGY - 10.3%
Energy Equipment & Services - 2.8%
101,300	Baker Hughes Inc.	4,506,837
254,100	GlobalSantaFe Corp. (a)	9,411,864
275,400	Halliburton Co.	11,911,050

		25,829,751

Oil & Gas - 7.5%
149,000	Anadarko Petroleum Corp.	11,338,900
37,100	BP PLC, Sponsored ADR	2,315,040
77,100	Canadian Natural Resources Ltd.	4,380,822
230,000	ChevronTexaco Corp.	13,411,300
23,900	ConocoPhillips	2,577,376
165,600	Devon Energy Corp.	7,907,400
42,200	Exxon Mobil Corp.	2,515,120
140,400	Murphy Oil Corp.	13,861,692
542,390	The Williams Cos., Inc. (a)	10,202,356

		68,510,006

	TOTAL ENERGY	94,339,757

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE
EXCHANGE TRADED FUND - 1.0%
300,000	Utilities Select Sector SPDR Fund (a)	$8,745,000

FINANCIALS - 14.4%
Capital Markets - 3.3%
180,600	The Bank of New York Co., Inc.	5,246,430
168,900	Merrill Lynch & Co., Inc.	9,559,740
156,300	Morgan Stanley	8,948,175
147,900	State Street Corp. (a)	6,466,188

		30,220,533

Consumer Finance - 2.3%
200,000	American Express Co.	10,274,000
438,600	MBNA Corp.	10,767,630

		21,041,630

Diversified Financials - 1.5%
392,400	JPMorgan Chase & Co.	13,577,040

Insurance - 4.3%
134,000	Ambac Financial Group, Inc.	10,016,500
187,800	American International Group, Inc.	10,405,998
135,800	The Chubb Corp.	10,764,866
192,415	CNA Surety Corp. (b)	2,616,844
76,700	The Hartford Financial Services Group, Inc.	5,258,552

		39,062,760

Real Estate - 0.3%
179,200	Digital Realty Trust, Inc.	2,575,104

Thrifts & Mortgage Finance - 2.7%
143,100	MGIC Investment Corp.	8,824,977
421,400	The PMI Group, Inc. (a)	16,017,414

		24,842,391

	TOTAL FINANCIALS	131,319,458

HEALTHCARE - 9.7%
Biotechnology - 1.1%
70,200	Amgen Inc. (b)	4,086,342
633,000	Aphton Corp. (b)	803,910
343,979	Enzo Biochem, Inc. (a)(b)	4,960,177

		9,850,429

Healthcare Providers & Services - 0.6%
134,300	McKesson Corp.	5,069,825

Pharmaceuticals - 8.0%
278,500	Abbott Laboratories	12,983,670
206,500	Bentley Pharmaceuticals, Inc. (a)(b)	1,519,840
38,500	Eli Lilly and Co.	2,005,850
231,300	GlaxoSmithKline PLC, ADR	10,621,296
235,500	Johnson & Johnson	15,816,180
136,700	Novartis AG, Sponsored ADR	6,394,826
447,500	Pfizer Inc.	11,755,825
289,900	Wyeth	12,227,982

		73,325,469

	TOTAL HEALTHCARE	88,245,723

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.1%
118,700	The Boeing Co.	$6,939,202
200,000	Honeywell International Inc.	7,442,000
364,500	Raytheon Co.	14,106,150

		28,487,352

Airlines - 1.2%
756,400	Southwest Airlines Co.	10,771,136

Commercial Services & Supplies - 1.2%
291,700	IKON Office Solutions, Inc.	2,884,913
268,700	Waste Management, Inc.	7,751,995

		10,636,908

Electrical Equipment - 0.3%
50,000	Emerson Electric Co.	3,246,500

Machinery - 1.7%
122,900	Caterpillar Inc.	11,237,976
64,000	Deere & Co.	4,296,320

		15,534,296

	TOTAL INDUSTRIALS	68,676,192

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment -3.4%
359,100	Cisco Systems, Inc. (b)	6,424,299
3,319,800	Lucent Technologies Inc. (a)(b)	9,129,450
577,300	Motorola, Inc.	8,642,181
437,500	Nokia Oyj, Sponsored ADR	6,750,625

		30,946,555

Computers & Peripherals - 0.5%
248,600	Electronics for Imaging, Inc. (b)	4,435,024

Electronic Equipment & Instruments - 3.4%
351,100	Agilent Technologies, Inc. (b)	7,794,420
126,800	Maxwell Technologies, Inc. (b)	1,162,756
40,500	Samsung Electronics Co., Ltd., GDR (c)	10,023,750
3,495,053	Solectron Corp. (b)	12,127,834

		31,108,760

Internet Software & Services - 0.5%
738,800	RealNetworks, Inc. (a)(b)	4,270,264

IT Consulting & Services - 0.4%
104,800	SunGard Data Systems Inc. (b)	3,615,600

Semiconductor Equipment & Products - 3.3%
519,400	Applied Materials, Inc. (b)	8,440,250
106,300	Novellus Systems, Inc. (b)	2,841,399
1,185,246	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10,050,886
365,500	Texas Instruments Inc.	9,316,595

		30,649,130

Software - 2.0%
789,400	Micromuse Inc. (a)(b)	3,575,982
614,500	Microsoft Corp.	14,852,465

		18,428,447

	TOTAL INFORMATION TECHNOLOGY	123,453,780

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE
MATERIALS - 7.6%
Chemicals - 2.9%
234,800	The Dow Chemical Co.	$11,704,780
175,000	E.I. du Pont de Nemours & Co.	8,967,000
202,800	Engelhard Corp.	6,090,084

		26,761,864

Metals & Mining - 3.5%
355,800	Alcoa Inc.	10,812,762
178,500	Allegheny Technologies, Inc.	4,303,635
277,700	Newmont Mining Corp.	11,732,825
212,700	RTI International Metals, Inc. (b)	4,977,180

		31,826,402

Paper & Forest Products - 1.2%
163,400	Weyerhaeuser Co.	11,192,900

	TOTAL MATERIALS	69,781,166

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services -0.8%
300,000	SBC Communications Inc.	7,107,000

Wireless Telecommunication Services - 1.2%
412,700	Vodafone Group PLC, Sponsored ADR	10,961,312

	TOTAL TELECOMMUNICATION SERVICES	18,068,312

UTILITIES - 0.0%
Multi-Utilities - 0.0%
74,800	Dynegy Inc., Class A Shares (a)(b)	292,468

	TOTAL COMMON STOCK (Cost - $627,266,953)	732,708,525

FOREIGN STOCK - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
1,267	Mitsubishi Tokyo Financial Group, Inc. (a)	10,989,135

MATERIALS - 0.0%
Metals & Mining - 0.0%
121,700	WGI Heavy Minerals, Inc. (b)	294,277

	TOTAL FOREIGN STOCK (Cost - $8,604,253)	11,283,412

	SUB-TOTAL INVESTMENTS (Cost - $635,871,206)	743,991,937

FACE AMOUNT
SHORT-TERM INVESTMENTS - 19.3%
REPURCHASE AGREEMENTS - 13.1%
$33,000,000	Interest in $668,807,000 joint tri-party repurchase agreement dated 3/31/05 with The Goldman Sachs Group, Inc., 2.850% due 4/1/05; Proceeds at maturity - $33,002,613; (Fully collateralized by U.S. Treasury Bill, Notes, Bonds and Inflationary Index Notes and Bonds, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $33,660,014)	33,000,000
20,447,000	Interest in $546,328,000 joint tri-party repurchase agreement dated 3/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 2.850% due 4/1/05; Proceeds at maturity - $20,448,619; (Fully collateralized by various U.S. Government Obligations and Agencies, 1.450% to 5.980% due 7/7/05 to 1/27/25; Market value - $20,855,952)	20,447,000

See Notes to Schedules of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedules of Investments (unaudited)(continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 13.1% (continued)
$33,000,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity - $33,002,613; (Fully collateralized by various U.S. Government Obligations and Agencies, 0.000% due 4/13/05 to 2/24/06; Market value - $33,660,266)	$33,000,000
33,000,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services, 2.840% due 4/1/05; Proceeds at maturity - $33,002,603; (Fully collateralized by various U.S. Government Obligations and Agencies and International Bank for Reconstruction & Development Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $33,660,007)	33,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $119,447,000)	119,447,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 6.2%
56,762,203	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $56,762,203)	56,762,203

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $176,209,203)	176,209,203

	TOTAL INVESTMENTS - 100.7% (Cost - $812,080,409*)	920,201,140
	Liabilities in Excess of Other Assets - (0.7)%	(5,984,981)

	TOTAL NET ASSETS - 100.0%	$914,216,159

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Intermediate High Grade, Appreciation and Fundamental Value Portfolios (“Funds”) are separate diversified investment funds of Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price, or if there is no official closing price on that day, at the last sale price. Securities traded in the over the-counter market, securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices. Debt securities are valued at the mean between the quoted bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Investment Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Intermediate High Grade Portfolio	Appreciation Portfolio	Fundamental Value Portfolio
Gross unrealized appreciation	$114,600	$169,070,331	$144,560,895
Gross unrealized depreciation	(45,527)	(6,310,618)	(36,440,164)

Net unrealized appreciation	$69,073	$162,759,713	$108,120,731

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Street Series Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 31, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 31, 2005